Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Credit enhancements
Notional amounts of derivatives	$ 34.4	$ 36.0
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	229.0	199.4
Collateral
Cash collateral received	0.0	0.0
Collateralized by equity and debt instruments	34.6	37.1
Secured by real estate	0.0	0.0
Other collateral	0.0	0.0
Credit enhancements
Netting	133.5	103.2
Credit derivative contracts	0.0	0.0
Guarantees	0.0	0.0
Exposure to credit risk after collateral and credit enhancements	61.0	59.1
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	16.5	22.4
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	16.5	22.4
Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	150.1	118.1
Collateral
Collateralized by equity and debt instruments	5.9	4.2
Credit enhancements
Netting	133.5	103.2
Exposure to credit risk after collateral and credit enhancements	10.7	10.7
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	17.6	21.8
Collateral
Collateralized by equity and debt instruments	17.3	21.6
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0.3	0.2
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	44.8	37.0
Collateral
Collateralized by equity and debt instruments	11.4	11.2
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	33.4	25.7
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	0.2	0.2
Credit enhancements
Guarantees	0.2	0.2
Exposure to credit risk after collateral and credit enhancements	0.0	0.0
UBS AG
Credit enhancements
Notional amounts of derivatives	34.4	36.0
UBS AG | Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	229.2	199.5
Collateral
Cash collateral received	0.0	0.0
Collateralized by equity and debt instruments	34.6	37.1
Secured by real estate	0.0	0.0
Other collateral	0.0	0.0
Credit enhancements
Netting	133.5	103.2
Credit derivative contracts	0.0	0.0
Guarantees	0.0	0.0
Exposure to credit risk after collateral and credit enhancements	61.2	59.2
UBS AG | Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	16.7	22.6
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	16.7	22.6
UBS AG | Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	150.1	118.1
Collateral
Collateralized by equity and debt instruments	5.9	4.2
Credit enhancements
Netting	133.5	103.2
Exposure to credit risk after collateral and credit enhancements	10.7	10.7
UBS AG | Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	17.6	21.8
Collateral
Cash collateral received		0.0
Collateralized by equity and debt instruments	17.3	21.6
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0.3	0.2
UBS AG | Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	44.8	37.0
Collateral
Cash collateral received		0.0
Collateralized by equity and debt instruments	11.4	11.2
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	33.4	25.7
UBS AG | Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	0.2	0.2
Collateral
Other collateral		0.0
Credit enhancements
Guarantees	0.2	0.2
Exposure to credit risk after collateral and credit enhancements	$ 0.0	$ 0.0